Business combination (Tables)	12 Months Ended
Dec. 31, 2019
Business combination
Schedule of changes in carrying amount of goodwill

RMB
Balance at December 31, 2017	—
Goodwill acquired	5,812
Goodwill disposed	—
Balance at December 31, 2018	5,812
Goodwill acquired	—
Goodwill disposed	—
Balance at December 31, 2019	5,812
Balance at December 31, 2019 (US$)	835